Royce ISI Prospectus | Royce Special Equity Fund
Royce Special Equity Fund
Investment Goal
Royce Special Equity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Special Equity Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Special Equity Fund		Investment Class	Service Class	Institutional Class
Management fees		0.98%	0.98%	0.98%
Distribution (12b-1) fees		none	0.25%	none
Other expenses		0.15%	0.22%	0.03%
Total annual Fund operating expenses		1.13%	1.45%	1.01%
Fee waivers and/or expense reimbursements		none	(0.06%)	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	1.13%	1.39%	1.01%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.39% through April 30, 2015.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Special Equity Fund (USD $)	Investment Class	Service Class	Institutional Class
1 Year	115	142	103
3 Years	359	453	322
5 Years	622	786	558
10 Years	1,375	1,730	1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap companies with stock market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

     Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

     The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2013 the Fund held less than 50 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

     The Fund’s intensive value approach may not be successful and could result in portfolio losses.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. Performance information is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class’s expenses had been reflected, returns for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 18.68% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -14.91% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/13)
     The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns Royce ISI Prospectus Royce Special Equity Fund	1 Year	5 Years	10 Years
Investment Class	29.36%	18.06%	9.52%
Service Class	29.04%	17.79%	9.28%
Institutional Class	29.51%	18.17%	9.61%
After Taxes on Distributions Investment Class	26.75%	17.10%	8.51%
After Taxes on Distributions and Sale of Fund Shares Investment Class	18.64%	14.78%	7.82%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82%	20.08%	9.07%